Cash position - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€) tranche	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Cash and cash equivalents
Current financial investments and cash and cash equivalents		€ 1,147,923		€ 5,566,496		€ 5,780,800
Increase/decrease (-) in current financial instruments and cash and cash equivalents	€ (214,300)	(142,900)
Cash reported, operating activities	(209,829)	(141,740)
Operational cash burn	(230,486)	(152,545)
Proceeds from issuance of shares net of issuance cost	23,300
Proceeds from capital and share premium increases from exercise of subscription rights	23,268	7,805
(Fair) value of current financial investments and unrealized positive exchange rate differences	(7,100)
Term deposits				1,169,245		953,677
Cash and cash equivalents		€ 1,147,923		2,384,220		€ 1,861,616	€ 1,290,796
Cash invested in highly liquid money market funds				1,439,600
Foreign exchange gain in case of a 10% change in the EUR/U.S. dollar exchange rate	€ 130,400
Research and development incentive receivables				116,600
Treasury bills (included in current financial investments)				€ 1,742,600
U.S. Dollars
Cash and cash equivalents
Current financial investments and cash and cash equivalents | $			$ 1,459.8		$ 1,507.4
Minimum
Cash and cash equivalents
Maturity period	3 months
France
Cash and cash equivalents
Number of tranches in which R&D tax credit receivable will be paid | tranche	4